Investment Objectives and Goals - Roundhill S&P 500 0DTE Covered Call Strategy ETF	Jul. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill S&P 500® 0DTE Covered Call Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.